Property, Plant and Equipment - Summary of Changes in Carrying Value of Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 3,290
Ending balance	3,014	€ 3,290
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,041	7,410
Additions	833	952
Reclass BMS SA	0
Acquisition of BMS SA		0
Disposals	(417)	(299)
Currency translation adjustments	13	(23)
Ending balance	8,470	8,041
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,750)	(3,847)
Reclass BMS SA	0
Depreciation charge (note 5.25)	(1,048)	(966)
Acquisition of BMS SA		0
Disposals	343	61
Currency translation adjustments	(1)	2
Ending balance	(5,456)	(4,750)
Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,412
Ending balance	1,196	1,412
Equipment [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,537	3,999
Additions	564	823
Reclass BMS SA	(1,032)
Acquisition of BMS SA		0
Disposals	(123)	(281)
Currency translation adjustments	1	(3)
Ending balance	3,947	4,537
Equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,126)	(2,752)
Reclass BMS SA	786
Depreciation charge (note 5.25)	(529)	(424)
Acquisition of BMS SA		0
Disposals	117	50
Currency translation adjustments	0	1
Ending balance	(2,751)	(3,126)
Furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	215
Ending balance	117	215
Furniture [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	445	465
Additions	10
Reclass BMS SA	24
Acquisition of BMS SA		0
Disposals	(154)	(9)
Currency translation adjustments	4	(11)
Ending balance	329	445
Furniture [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(229)	(184)
Reclass BMS SA	(24)
Depreciation charge (note 5.25)	(49)	(56)
Acquisition of BMS SA		0
Disposals	93	9
Currency translation adjustments	(1)	1
Ending balance	(211)	(229)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,664
Ending balance	1,701	1,664
Leasehold improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,059	2,947
Additions	260	129
Reclass BMS SA	1,007
Acquisition of BMS SA		0
Disposals	(140)	(9)
Currency translation adjustments	8	(8)
Ending balance	4,195	3,059
Leasehold improvements [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,395)	(912)
Reclass BMS SA	(761)
Depreciation charge (note 5.25)	(469)	(486)
Acquisition of BMS SA		0
Disposals	133	2
Currency translation adjustments	(1)	0
Ending balance	€ (2,494)	€ (1,395)